SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful Life

Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS, NET

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES

Disaggregated information of revenues by products and services are as follows:

	For the years ended December 31,
	2021	2020

Survivor Select	$83,904	$149,897
Energized Mineral Concentrate	52,047	81,481
Ionized Cal-Mag	39,527	908,964
Omega Blend	222,718	495,567
BetaMaxx	208,043	156,550
Vege Fruit Fiber	65,757	1,755
Iron	28,114	133,389
Young Formula	52,425	653,631
Organic Youth Care Cleansing Bar	5,137	43,127
Mito+	183,800	162,801
No. 1 MED	15,331	46,713
Energetique	25,574	253,396
Trim+	27,042	365,350
Total revenues – products	1,009,419	3,452,621
Health and Wellness services	7,543	-
Total revenues	$1,016,962	$3,452,621

SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of December 31,
	2021	2020

Period-end MYR : US$1 exchange rate	4.18	4.02
Period-end HKD : US$1 exchange rate	7.80	7.75

	For the years ended December 31,
	2021	2020

Period-average MYR : US$1 exchange rate	4.14	4.20
Period-average HKD : US$1 exchange rate	7.77	7.76